CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Current assets:
Cash	$ 8,903,776	$ 16,943,905
Short-term investments	32,687	33,248
Prepaid expenses and other current assets	1,225,201	737,316
Total current assets	10,161,664	17,714,469
Property and equipment, net	2,776	4,671
Intangible assets, net	24,557	27,614
Total assets	10,188,997	17,746,754
Current liabilities:
Accounts payable	888,015	408,981
Accrued liabilities	986,033	520,093
Total current liabilities	1,874,048	929,074
Convertible debt, net of issuance costs and debt discount		3,906,057
Derivative liability		5,379,878
Warrant liability	1,605,020	1,871,687
Total liabilities	3,479,068	12,086,696
Commitments and contingencies (Note 13)
Shareholders' equity:
Series 1 Convertible Preferred Shares, no par value, 70,000,000 shares authorized, 70,000,000 and 0 shares issued and outstanding as of June 30, 2022 and December 31, 2021, respectively
Additional paid-in capital	73,879,455	68,039,178
Accumulated other comprehensive loss	(138,442)	(187,919)
Accumulated deficit	(67,031,084)	(62,191,201)
Total shareholders' equity	6,709,929	5,660,058
Total liabilities and shareholders' equity	$ 10,188,997	$ 17,746,754